UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4054
Oppenheimer AMT — Free New York Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

March 31, 2012

Oppenheimer
AMT-Free New York Municipals

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2012
Oppenheimer Management
AMT-Free New York Commentary and
Municipals Semiannual Report
M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements “We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco–Master Settlement Agreement	23.1%
Higher Education	14.9
Hospital/Health Care	7.0
Sales Tax Revenue	6.8
General Obligation	6.6
Not-for-profit organizations	5.9
Real Estate	5.6
Electric Utilities	4.5
Adult Living Facilities	3.4
Sewer Utilities	3.2
Portfolio holdings are subject to change. Percentages are as of March 30, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	5.8%
AA	23.3
A	11.7
BBB	29.9
BB and Lower	14.3
Unrated	15.0

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 30, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free New York Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/31/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012
Actual
Class A	$1,000.00	$1,074.20	$5.12
Class B	1,000.00	1,070.50	9.57
Class C	1,000.00	1,071.00	9.15
Class Y	1,000.00	1,075.20	4.03

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.94	4.98
Class B	1,000.00	1,015.66	9.31
Class C	1,000.00	1,016.06	8.91
Class Y	1,000.00	1,020.98	3.93
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 30, 2012 are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.85
Class C	1.77
Class Y	0.78
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—115.0%
New York—87.0%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625%	12/01/2034	$711,977
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	183,520
125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	109,050
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375	07/01/2026	532,000
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	530,105
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875	07/01/2041	1,067,920
2,900,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2031	2,982,679
560,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2037	566,009
285,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2027	270,012
150,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2032	137,900
100,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2037	88,907
14,325,885	Albany, NY IDA (Charitable Leadership)	5.750	07/01/2026	8,527,340
987,992	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	604,631
100,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000	05/01/2025	22,998
750,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	724,440
500,000	Albany, NY IDA (Sage Colleges)[1]	5.300	04/01/2029	442,560
1,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.500	11/15/2027	1,071,980
1,380,000	Albany, NY IDA, Series B1	5.750	11/15/2032	1,495,796
1,365,000	Albany, NY IDA, Series D1	5.750	11/15/2027	1,487,413
4,535,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	4,066,217
20,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)	5.250	08/01/2031	20,056
5,895,000	Brookhaven, NY IDA (Alternatives for Children)	7.550	02/01/2033	6,232,784
9,235,000	Brookhaven, NY IDA (Dowling College)[1]	6.750	11/01/2032	9,078,190
350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	310,541
250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	213,768
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375	10/01/2041	290,539
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000	10/01/2031	149,548
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	287,919
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	26,611
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	31,806
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	31,759
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	31,743
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	36,960
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	37,016
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	36,997
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	42,282
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	42,198
14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$45,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2036	$47,379
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	47,309
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	52,384
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	52,280
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	57,394
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	57,366
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	62,426
200,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	202,422
520,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.100	05/01/2031	519,974
1,185,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	1,186,232
130,000	Coeymans, NY Fire District	5.000	10/15/2024	137,238
135,000	Coeymans, NY Fire District	5.000	10/15/2025	142,356
140,000	Coeymans, NY Fire District	5.000	10/15/2026	147,629
1,040,000	Colonie, NY GO1	6.000	04/01/2032	1,159,714
840,000	Colonie, NY GO1	6.000	04/01/2033	934,307
15,000	Deerfield, NY GO	5.500	06/15/2021	16,061
15,000	Deerfield, NY GO	5.500	06/15/2022	15,955
15,000	Deerfield, NY GO	5.500	06/15/2023	15,823
15,000	Deerfield, NY GO	5.500	06/15/2024	15,817
20,000	Deerfield, NY GO	5.500	06/15/2025	21,041
20,000	Deerfield, NY GO	5.600	06/15/2026	21,025
20,000	Deerfield, NY GO	5.600	06/15/2027	20,970
20,000	Deerfield, NY GO	5.600	06/15/2028	20,915
25,000	Deerfield, NY GO	5.600	06/15/2029	26,095
25,000	Deerfield, NY GO	5.600	06/15/2030	26,086
25,000	Deerfield, NY GO	5.600	06/15/2031	26,047
25,000	Deerfield, NY GO	5.600	06/15/2032	26,066
30,000	Deerfield, NY GO	5.600	06/15/2033	31,268
30,000	Deerfield, NY GO	5.600	06/15/2034	31,244
30,000	Deerfield, NY GO	5.600	06/15/2035	31,209
35,000	Deerfield, NY GO	5.600	06/15/2036	36,357
38,135,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2046	38,874,438
8,085,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	6,531,710
570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	581,206
250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.250	07/01/2025	279,495
300,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750	07/01/2030	331,137
100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750	07/01/2040	107,993
1,230,000	East Hampton, NY Town Hsg. Authority[1]	6.500	05/01/2034	1,432,483
265,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250	05/01/2030	297,857
15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$225,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250%		05/01/2031	$251,789
135,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	150,632
500,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	520,425
1,200,000	Erie County, NY IDA (DePaul Properties)	5.750		09/01/2028	1,162,788
130,000	Erie County, NY IDA (DePaul Properties)	6.500		09/01/2018	133,929
195,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	186,402
5,600,000	Erie County, NY IDA (Medaille College)	7.625		04/01/2035	5,901,448
350,000	Erie County, NY IDA (Orchard Park CCRC)	5.000		11/15/2014	349,045
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125		11/15/2016	1,462,131
3,300,000	Erie County, NY IDA (The Episcopal Church Home)	5.875		02/01/2018	3,301,980
1,880,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	1,880,620
36,405,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	27,718,403
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	21,558,051
55,500,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875	[3]	06/01/2050	1,388,610
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607	[3]	06/01/2055	945,760
110,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	113,302
60,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	62,762
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2027	758,732
70,000	Hempstead Village, NY GO1	5.000		09/15/2025	73,578
70,000	Hempstead Village, NY GO1	5.000		09/15/2026	73,242
50,000	Hempstead, NY IDA (Hofstra University)[1]	5.000		07/01/2033	50,752
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	379,845
4,940,000	Hempstead, NY IDA (WORCA)	6.900		08/01/2033	4,875,582
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.750		07/01/2039	1,087,180
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250		08/01/2034	1,808,741
13,045,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	13,352,862
3,400,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	3,480,240
5,600,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750		02/15/2047	6,274,688
2,420,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250		12/01/2031	2,249,559
280,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250		12/01/2031	260,280
5,000,000	L.I., NY Power Authority[1]	6.000		05/01/2033	5,810,650
9,000,000	L.I., NY Power Authority, Series A1	5.000		05/01/2038	9,605,430
4,850,000	L.I., NY Power Authority, Series A1	5.750		04/01/2039	5,491,995
5,000,000	L.I., NY Power Authority, Series A1	6.250		04/01/2033	5,908,700
415,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2040	413,726
10,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.000		05/01/2013	10,097
15,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750		05/01/2023	15,048
16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$350,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.250%		04/01/2019	$350,102
705,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375		04/01/2029	704,937
200,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	137,876
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	301,212
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	159,299
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	80,540
325,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	350,558
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	162,320
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	270,673
10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[4]	5.500		08/15/2040	11,138,500
4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[4]	5.750		08/15/2035	5,272,754
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	1,647,776
1,000,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	1,010,680
4,000,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	3,980,560
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	492,175
385,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	379,514
1,820,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,824,896
540,000	Nassau County, NY IDA (ALIA-CMA)	6.125		09/01/2018	532,305
595,000	Nassau County, NY IDA (ALIA-CSMR)	6.125		09/01/2018	586,521
380,000	Nassau County, NY IDA (ALIA-EFLI)	6.125		09/01/2018	374,585
235,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	231,651
340,000	Nassau County, NY IDA (ALIA-NCMRS)	6.125		09/01/2018	335,155
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	151,618
4,330,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	3,389,481
10,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	9,524
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	171,593
2,510,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,562,610
65,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	61,908
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	64,927
590,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	569,055
26,655,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	18,318,915
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[3]	06/01/2046	3,197,108
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[3]	06/01/2060	454,200
37,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	26,605,082
17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited /Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,500,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550%		11/15/2024	$2,526,350
700,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	703,549
555,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	528,493
385,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	359,937
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.500		05/15/2019	19,369
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	72,580
1,185,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	1,155,813
14,670,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	12,255,025
100,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	79,704
5,120,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	5,120,870
850,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	627,037
5,905,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	4,060,987
11,240,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	7,272,842
3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	3,483,340
84,200,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	1,058,394
334,000,000	NY Counties Tobacco Trust V	7.850	[3]	06/01/2060	2,020,700
4,910,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[1]	5.625		01/15/2046	5,420,296
30,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	31,713,600
20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625		01/15/2046	22,078,600
8,840,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	9,626,672
235,000	NY MTA, Series 2008C1	6.500		11/15/2028	286,251
1,200,000	NY MTA, Series A1	5.250		11/15/2038	1,313,280
2,675,000	NY MTA, Series B1	5.000		11/15/2033	2,839,566
5,000,000	NY MTA, Series D1	5.000		11/15/2031	5,520,000
1,000,000	NY MTA, Series D1	5.000		11/15/2034	1,075,690
6,500,000	NY MTA, Series D1	5.000		11/15/2036	7,012,070
7,580,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	6,750,596
2,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250		12/01/2016	1,988,420
1,500,000	NY TSASC, Inc. (TFABs)	5.000		06/01/2026	1,404,285
80,000,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	58,143,200
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	5,001,100
6,200,000	NYC GO1	5.000		08/01/2032	6,992,794
700,000	NYC GO1	5.000		08/01/2035	775,628
11,000,000	NYC GO4	5.125		03/01/2026	12,437,370
10,000	NYC GO1	5.300		01/15/2026	10,339
5,000	NYC GO1	5.375		08/01/2027	5,019
15,000,000	NYC GO4	5.375		04/01/2036	16,887,000
15,000	NYC GO1	5.500		11/15/2037	15,060
20,000,000	NYC GO4	5.625		11/15/2031	23,088,343
18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$45,000	NYC GO1	6.000%	05/15/2022	$45,203
5,000	NYC GO	7.500	02/01/2019	5,029
128,018	NYC HDC (Cadman Towers)	6.500	11/15/2018	128,487
36,069	NYC HDC (Corlear)	6.500	11/15/2018	38,023
450,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	479,696
410,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	438,163
1,590,000	NYC HDC (Multifamily Hsg.)[1]	5.700	11/01/2046	1,703,303
15,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	15,020
106,311	NYC HDC (St. Martin Tower)	6.500	11/15/2018	106,700
60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500	07/01/2021	53,754
2,760,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	2,711,369
500,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	500,180
2,100,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	2,020,389
6,000,000	NYC IDA (Calhoun School)	6.625	12/01/2034	6,261,780
500,000	NYC IDA (Calhoun School)	6.625	12/01/2034	527,985
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	981,014
625,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	569,194
875,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	796,871
3,240,000	NYC IDA (Chapin School)	5.000	11/01/2038	3,146,882
150,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	152,474
350,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	349,860
780,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	826,675
725,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	444,164
1,625,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,644,126
500,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	493,260
4,000,000	NYC IDA (Lycee Francais De New York)[1]	6.800	06/01/2028	4,117,960
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	403,809
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	201,222
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	977,364
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	2,302,691
6,045,000	NYC IDA (Mount St. Vincent)	5.250	06/01/2036	6,045,907
1,375,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	1,415,123
1,500,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2037	1,526,790
2,070,000	NYC IDA (PSCH)	6.375	07/01/2033	2,058,553
750,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	734,745
5,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2039	5,265,040
7,775,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2046	7,339,756
750,000	NYC IDA (Reece School)	7.500	12/01/2037	768,210
300,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	300,246
756,500	NYC IDA (Studio School)	7.000	11/01/2038	485,892
19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$5,345,000	NYC IDA (The Child School)	7.550%	06/01/2033	$5,427,901
945,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	743,252
3,500,000	NYC IDA (Unicef)	5.300	11/01/2038	3,402,455
5,600,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	5,478,368
785,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	766,144
545,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	531,909
150,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	139,244
360,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	334,184
100,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2031	91,777
2,280,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	2,121,996
5,600,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	3,060,680
2,525,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	2,951,397
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,499,606
45,000	NYC IDA (YMCA of Greater New York)[1]	5.800	08/01/2016	45,133
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2027	5,539,250
4,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	4,487,040
1,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	1,042,320
20,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2037	21,481,584
40,000,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2040	45,259,600
5,000,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2043	5,686,450
20,000,000	NYC Transitional Finance Authority[4]	5.000	01/15/2034	21,521,400
5,500,000	NYC Transitional Finance Authority[1]	5.000	02/01/2035	6,084,705
5,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	6,139,650
15,000	NYS DA (Audit & Control)[1]	5.000	04/01/2029	15,044
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2027	7,056,770
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2028	4,131,222
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.000	07/01/2026	804,135
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.200	07/01/2032	804,128
560,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	585,497
830,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	867,201
1,035,000	NYS DA (Interagency Council)	7.000	07/01/2035	1,055,338
2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)[1]	5.500	05/01/2037	2,215,300
365,000	NYS DA (Manhattan College)	5.300	07/01/2037	370,479
1,360,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	1,396,489
1,500,000	NYS DA (NYU)[5]	5.000	07/01/2037	1,660,320
425,000	NYS DA (Orange Regional Medical Center)[1]	6.125	12/01/2029	446,807
6,120,000	NYS DA (Orange Regional Medical Center)[1]	6.250	12/01/2037	6,402,316
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	292,224
20,000,000	NYS DA (Personal Income Tax)[4]	5.000	03/15/2037	21,359,200
1,990,000	NYS DA (Providence Rest)	5.000	07/01/2035	1,519,246
20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,525,000	NYS DA (Providence Rest)	5.125%	07/01/2030	$2,912,531
340,000	NYS DA (Providence Rest)	5.250	07/01/2025	302,590
650,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	637,137
300,000	NYS DA (Rochester Institute of Technology)[1]	5.000	07/01/2040	322,968
70,000	NYS DA (Sarah Neuman Nursing Home)	5.500	08/01/2037	70,082
250,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	310,928
360,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	444,632
200,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	245,972
500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	541,155
105,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	105,154
20,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	20,542,000
20,000,000	NYS DA (State Personal Income Tax Authority)[4]	5.750	03/15/2036	23,221,010
3,000,000	NYS DA (State University Educational Facilities)[1]	5.000	05/15/2029	3,404,040
1,000,000	NYS DA (State University Educational Facilities)[1]	5.000	05/15/2030	1,132,840
2,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2035	2,193,000
560,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	650,194
1,000,000	NYS DA (The New School)[1]	5.000	07/01/2031	1,083,480
1,070,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023	1,090,662
100,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.500	07/01/2032	101,276
360,000	NYS DA (Yeshiva University)[1]	5.000	11/01/2031	390,956
2,040,000	NYS DA (Yeshiva University)[1]	5.125	07/01/2029	2,122,559
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2036	5,533,900
5,000	NYS EFC (NYS Water Services)	6.600	09/15/2012	5,027
20,000	NYS HFA (Affordable Hsg.)[1]	5.450	11/01/2040	21,101
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	5,460,700
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	5,622,900
2,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)[5]	5.000	09/15/2040	2,734,825
2,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)[5]	5.000	09/15/2043	2,637,400
1,000,000	NYS Power Authority[1]	5.000	11/15/2038	1,119,470
1,250,000	NYS Thruway Authority[1]	5.000	04/01/2032	1,413,288
2,330,000	NYS Urban Development Corporation (State Personal Income Tax Authority)[1]	5.000	03/15/2037	2,488,347
295,000	NYS Urban Development Corporation (Subordinated Lien)[1]	5.500	07/01/2022	295,994
225,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	220,768
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500	12/01/2022	56,985
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)[1]	5.000	12/01/2036	2,500,335
1,615,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.200	07/01/2029	1,698,350
1,810,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.375	07/01/2040	1,903,378
535,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250	12/01/2041	565,928
21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$665,000	Orange County, NY IDA (Glen Arden)	5.625%		01/01/2018	$585,932
275,000	Orange County, NY IDA (Glen Arden)	5.700		01/01/2028	207,614
9,190,000	Otsego County, NY IDA (Hartwick College)[1]	5.900		07/01/2022	9,188,713
5,000,000	Port Authority NY/NJ, 166th Series[1]	5.250		07/15/2036	5,720,050
2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	2,327,580
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	1,732,820
415,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	445,337
6,810,000	Rensselaer, NY City School District COP	5.000		06/01/2026	7,017,024
1,200,000	Rensselaer, NY City School District COP	5.000		06/01/2036	1,210,020
1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.1	5.625		08/15/2035	974,564
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	2,874,123
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[3]	08/15/2045	4,027,880
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[3]	08/15/2050	1,299,560
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.676	[3]	08/15/2060	296,000
230,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.125		12/01/2027	238,213
105,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	108,360
45,000	Sodus Village, NY GO1	5.000		05/15/2032	48,348
45,000	Sodus Village, NY GO1	5.000		05/15/2033	48,304
45,000	Sodus Village, NY GO1	5.000		05/15/2034	48,282
45,000	Sodus Village, NY GO1	5.000		05/15/2035	48,238
45,000	Sodus Village, NY GO1	5.000		05/15/2036	48,173
45,000	Sodus Village, NY GO1	5.000		05/15/2037	48,107
11,265,000	SONYMA, Series 161[4]	5.875		10/01/2039	12,138,781
100,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000		09/01/2034	115,522
810,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250		10/01/2040	853,910
2,050,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000		07/01/2028	2,224,455
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[1]	6.000		12/01/2040	1,070,660
625,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	649,706
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	88,115
70,000	Suffolk County, NY IDA (ALIA-DDI)	5.950		10/01/2021	68,810
65,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		11/01/2022	61,908
4,000,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250		12/01/2033	4,033,520
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500		11/01/2037	361,737
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	6,844,868
150,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	149,990
340,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375		01/01/2027	305,510
685,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.500		01/01/2037	579,702
9,000,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	9,049,050
22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550%		02/01/2034	$1,058,040
210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	210,011
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	624,941
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	1,022,200
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	5,549,112
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	479,492
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	185,109
215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	194,089
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.[5]	5.000		06/01/2032	752,618
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.[5]	5.250		06/01/2037	700,770
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[6]	06/01/2044	5,485,638
7,175,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	6,180,689
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	1,227,015
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	478,013
408,000	Sullivan County, NY Community College COP[2]	5.750		08/15/2025	350,880
185,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	173,904
175,000	Tompkins County, NY IDA (Kendal at Ithaca)[1]	5.500		07/01/2024	175,012
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	6,602,457
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000		09/15/2042	685,820
15,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)[1]	5.300		07/01/2016	15,050
3,715,000	Utica, NY IDA (Utica College Civic Facility)	5.750		08/01/2028	3,715,632
1,250,000	Utica, NY IDA (Utica College Civic Facility)	6.750		12/01/2021	1,276,813
30,000	Voorheesville, NY GO	5.000		02/15/2023	32,864
35,000	Voorheesville, NY GO	5.000		02/15/2024	38,095
35,000	Voorheesville, NY GO	5.000		02/15/2025	37,961
35,000	Voorheesville, NY GO	5.000		02/15/2026	37,994
40,000	Voorheesville, NY GO	5.000		02/15/2027	43,272
40,000	Voorheesville, NY GO	5.000		02/15/2028	43,140
40,000	Voorheesville, NY GO	5.000		02/15/2029	43,103
45,000	Voorheesville, NY GO	5.000		02/15/2030	48,428
45,000	Voorheesville, NY GO	5.000		02/15/2031	48,239
50,000	Voorheesville, NY GO	5.000		02/15/2032	53,646
50,000	Voorheesville, NY GO	5.000		02/15/2033	53,646
55,000	Voorheesville, NY GO	5.000		02/15/2034	58,984
55,000	Voorheesville, NY GO	5.000		02/15/2035	58,934
60,000	Voorheesville, NY GO	5.000		02/15/2036	64,180
60,000	Voorheesville, NY GO	5.000		02/15/2037	64,096
4,410,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	4,599,189
23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,300,000	Westchester County, NY Healthcare Corp., Series B1	5.125%	11/01/2041	$3,423,882
3,000,000	Westchester County, NY Healthcare Corp., Series B1	6.125	11/01/2037	3,395,220
3,335,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,516,091
3,330,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,510,819
3,335,000	Westchester County, NY IDA (EBC White Plains)[5]	8.000	11/01/2043	3,516,091
370,000	Westchester County, NY IDA (Field Home)	6.500	08/15/2022	367,776
250,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	260,880
1,615,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	1,615,808
320,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	330,682
600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	606,726
300,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	294,309
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	8,294,489
915,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)	6.000	02/01/2041	967,466
150,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.250	10/15/2040	151,178
950,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	1,062,642
4,000,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	4,416,760
300,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	300,060

				1,078,772,635
U.S. Possessions—28.0%
10,000,000	Guam GO1	5.000	11/15/2023	10,001,400
1,465,000	Guam GO1	5.250	11/15/2037	1,401,522
850,000	Guam GO1	6.750	11/15/2029	914,014
10,925,000	Guam GO1	7.000	11/15/2039	11,869,794
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	1,299,576
2,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.625	07/01/2040	1,990,560
2,525,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875	07/01/2035	2,556,411
1,000,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000	07/01/2025	1,022,060
4,165,000	Guam Power Authority, Series A1	5.125	10/01/2029	4,165,000
9,380,000	Guam Power Authority, Series A1	5.250	10/01/2034	9,323,626
1,400,000	Guam Power Authority, Series A1	5.500	10/01/2030	1,439,214
1,200,000	Guam Power Authority, Series A1	5.500	10/01/2040	1,219,536
855,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2017	801,007
1,955,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,716,353
200,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	192,276
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2042	4,943,500
6,280,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2038	6,614,850
790,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2044	829,958
21,210,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	24,287,147
24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$15,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375%		05/15/2033	$14,840
8,400,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	8,306,004
19,500,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	19,399,185
4,595,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	4,648,164
1,980,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	1,995,206
485,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	544,844
31,225,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	33,056,346
1,500,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	1,563,075
8,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	8,310,240
3,445,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	3,882,928
5,450,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	5,982,738
5,735,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	6,249,028
3,410,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	3,685,733
5,670,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	6,099,673
1,945,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	2,076,968
2,155,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	2,278,180
355,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	355,465
500,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	508,140
2,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2030	2,302,930
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	4,799
7,405,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	7,412,109
225,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	227,432
4,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	4,040,920
725,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	797,333
15,000,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	5,654,850
4,600,000	Puerto Rico Infrastructure	7.460	[3]	07/01/2030	1,594,682
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	2,552,000
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,016,268
1,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	1,477,845
105,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2022	105,195
4,305,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2022	4,306,980
1,500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	1,500,465
10,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2022	10,023
810,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	817,201
1,400,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,594,264
3,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	4,051,565
1,000,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	1,102,790
3,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	3,417,057
5,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	5,174,900
34,995,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	36,663,212
25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950%[3]		08/01/2056	$1,324,680
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[3]	08/01/2044	4,057,500
27,615,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130	[3]	08/01/2043	4,768,558
18,120,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[3]	08/01/2036	4,522,933
277,125,000	Puerto Rico Sales Tax Financing Corp., Series A	6.580	[3]	08/01/2054	21,870,705
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	14,336,790
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	6.190	[3]	08/01/2038	5,792,945
1,000,000	University of Puerto Rico[1]	5.000		06/01/2025	1,020,770
5,925,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	5,961,143
1,700,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	1,701,442

					346,726,847
Total Investments, at Value (Cost $1,459,610,956)—115.0%					1,425,499,482
Liabilities in Excess of Other Assets—(15.0)					(186,307,758)

Net Assets—100.0%					$1,239,191,724

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012.

See Note 1 of the accompanying Notes.

6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome

ALIA	Alliance of Long Island Agencies

AP	Advantage Planning, Inc.

CCRC	Continuing Care Retirement Community

CMA	Community Mainstreaming Associates, Inc.

COP	Certificates of Participation

CSMR	Community Services for the Mentally Retarded

DA	Dormitory Authority

DDI	Developmental Disabilities Institute

DRIVERS	Derivative Inverse Tax Exempt Receipts

EBC	Engel Berman Corp.

EDC	Economic Devel. Corp.

EFC	Environmental Facilities Corp.

EFLI	Epilepsy Foundation of L.I., Inc.

FIT	Fashion Institute of Technology

GO	General Obligation

HAII	Homes Anew II, Inc.

HDC	Housing Devel. Corp.

HFA	Housing Finance Agency

IDA	Industrial Devel. Agency

IGHL	Independent Group Home for Living

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

L.I.	Long Island

LIJMC	Long Island Jewish Medical Center

MTA	Metropolitan Transportation Authority

NCMRS	Nassau Community Mental Retardation Services Company

NSUH	North Shore University Hospital

NSUHGC	North Shore University Hospital at Glen Cove

NY/NJ	New York/New Jersey

NYC	New York City

NYS	New York State

NYU	New York University

PSCH	Professional Service Centers for the Handicapped, Inc.

ROLS	Residual Option Longs

SONYMA	State of New York Mortgage Agency

TASC	Tobacco Settlement Asset-Backed Bonds

TFABs	Tobacco Flexible Amortization Bonds

UBF	University of Buffalo Foundation

UVBH	United Veteran’s Beacon House

WORCA	Working Organization for Retarded Children and Adults

YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]

Assets
Investments, at value (cost $1,459,610,956)—see accompanying statement of investments	$1,425,499,482
Cash	456,577
Receivables and other assets:
Investments sold	24,818,272
Interest	19,982,946
Shares of beneficial interest sold	3,412,091
Other	583,445

Total assets	1,474,752,813

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	184,815,000
Payable on borrowings (See Note 6)	29,300,000
Investments purchased (including $11,726,978 purchased on a when-issued or delayed delivery basis)	19,039,977
Shares of beneficial interest redeemed	962,448
Dividends	839,369
Distribution and service plan fees	261,848
Trustees’ compensation	195,215
Transfer and shareholder servicing agent fees	29,939
Shareholder communications	29,341
Interest expense on borrowings	2,928
Other	85,024

Total liabilities	235,561,089

Net Assets	$1,239,191,724

Composition of Net Assets
Par value of shares of beneficial interest	$104,792
Additional paid-in capital	1,364,978,853
Accumulated net investment income	14,613,724
Accumulated net realized loss on investments	(106,394,171)
Net unrealized depreciation on investments	(34,111,474)

Net Assets	$1,239,191,724

28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,066,149,649 and 90,165,611 shares of beneficial interest outstanding)	$11.82
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.41

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,331,969 and 957,783 shares of beneficial interest outstanding)	$11.83

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $139,982,351 and 11,832,143 shares of beneficial interest outstanding)	$11.83

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $21,727,755 and 1,836,178 shares of beneficial interest outstanding)	$11.83

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]
Investment Income
Interest	$40,491,287

Expenses
Management fees	2,760,470
Distribution and service plan fees:
Class A	1,237,765
Class B	60,823
Class C	658,556
Transfer and shareholder servicing agent fees:
Class A	145,665
Class B	8,083
Class C	29,018
Class Y	5,306
Shareholder communications:
Class A	18,452
Class B	80
Class C	3,276
Class Y	255
Interest expense and fees on short-term floating rate notes issued (See Note 1)	830,129
Borrowing fees	547,472
Interest expense on borrowings	17,765
Trustees’ compensation	12,601
Custodian fees and expenses	3,476
Administration service fees	750
Other	76,665

Total expenses	6,416,607
Less waivers and reimbursements of expenses	(29,479)

Net expenses	6,387,128

Net Investment Income	34,104,159
Realized and Unrealized Gain (Loss)
Net realized loss on investments	(2,704,877)
Net change in unrealized appreciation/depreciation on investments	53,566,229

Net Increase in Net Assets Resulting from Operations	$84,965,511

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011

Operations
Net investment income	$34,104,159	$70,335,759
Net realized loss	(2,704,877)	(20,539,174)
Net change in unrealized appreciation/depreciation	53,566,229	(53,624,520)

Net increase (decrease) in net assets resulting from operations	84,965,511	(3,827,935)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(30,158,062)	(64,323,944)
Class B	(306,881)	(774,633)
Class C	(3,370,238)	(7,494,177)
Class Y	(525,251)	(227,872)

	(34,360,432)	(72,820,626)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	24,096,778	(85,375,879)
Class B	(1,915,424)	(3,589,310)
Class C	7,478,963	(20,810,343)
Class Y	14,845,923	5,408,765

	44,506,240	(104,366,767)

Net Assets
Total increase (decrease)	95,111,319	(181,015,328)
Beginning of period	1,144,080,405	1,325,095,733

End of period (including accumulated net investment income of $14,613,724 and $14,869,997, respectively)	$1,239,191,724	$1,144,080,405

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF CASH FLOWS

For the Six Months Ended March 30, 2012[1] (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$84,965,511
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(169,087,720)
Proceeds from disposition of investment securities	102,860,057
Short-term investment securities, net	16,724,772
Premium amortization	867,668
Discount accretion	(4,021,314)
Net realized loss on investments	2,704,877
Net change in unrealized appreciation/depreciation on investments	(53,566,229)
Change in assets:
Increase in other assets	(342,940)
Increase in interest receivable	(897,361)
Increase in receivable for securities sold	(24,537,876)
Change in liabilities:
Increase in payable for securities purchased	11,285,022
Increase in other liabilities	16,455

Net cash used in operating activities	(33,029,078)

Cash Flows from Financing Activities
Proceeds from bank borrowings	154,700,000
Payments on bank borrowings	(128,300,000)
Payments on short-term floating rate notes issued	(475,000)
Proceeds from shares sold	118,466,012
Payments on shares redeemed	(104,179,275)
Cash distributions paid	(6,961,412)

Net cash provided by financing activities	33,250,325
Net increase in cash	221,247
Cash, beginning balance	235,330

Cash, ending balance	$456,577

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $27,156,878.
Cash paid for interest on bank borrowings—$15,875.
Cash paid for interest on short-term floating rate notes issued—$830,129.

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]		Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.33	$11.97	$11.73	$10.60	$12.68	$13.22

Income (loss) from investment operations:
Net investment income[2]	.34	.69	.69	.65	.62	.57
Net realized and unrealized gain (loss)	.49	(.61)	.19	1.07	(2.13)	(.55)

Total from investment operations	.83	.08	.88	1.72	(1.51)	.02

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.72)	(.64)	(.59)	(.57)	(.56)
Distributions from net realized gain	—	—	—	—	—	— [3]

Total dividends and/or distributions to shareholders	(.34)	(.72)	(.64)	(.59)	(.57)	(.56)

Net asset value, end of period	$11.82	$11.33	$11.97	$11.73	$10.60	$12.68

Total Return, at Net Asset Value[4]	7.42%	1.12%	7.90%	17.86%	(12.31)%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,066,150	$998,502	$1,150,410	$1,176,870	$1,095,341	$1,275,590

Average net assets (in thousands)	$1,021,905	$984,892	$1,121,641	$933,439	$1,244,330	$1,181,757

Ratios to average net assets:[5]
Net investment income	5.86%	6.31%	5.97%	6.91%	5.13%	4.35%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.77%	0.75%	0.78%	0.74%	0.80%
Interest and fees from borrowings	0.10%	0.10%	0.14%	0.64%	0.08%	0.02%
Interest and fees on short-term floating rate notes issued[6]	0.14%	0.16%	0.08%	0.32%	0.60%	0.69%

Total expenses	0.99%	1.03%	0.97%	1.74%	1.42%	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	1.03%	0.97%	1.74%	1.42%	1.51%

Portfolio turnover rate	8%	21%	16%	22%	34%	26%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.33	$11.98	$11.73	$10.61	$12.68	$13.22

Income (loss) from investment operations:
Net investment income[2]	.29	.59	.59	.57	.52	.47
Net realized and unrealized gain (loss)	.50	(.62)	.21	1.06	(2.12)	(.55)

Total from investment operations	.79	(.03)	.80	1.63	(1.60)	(.08)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.62)	(.55)	(.51)	(.47)	(.46)
Distributions from net realized gain	—	—	—	—	—	— [3]

Total dividends and/or distributions to shareholders	(.29)	(.62)	(.55)	(.51)	(.47)	(.46)

Net asset value, end of period	$11.83	$11.33	$11.98	$11.73	$10.61	$12.68

Total Return, at Net Asset Value[4]	7.05%	0.13%	7.09%	16.75%	(12.96)%	(0.65)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,332	$12,712	$17,430	$20,239	$22,079	$30,982

Average net assets (in thousands)	$12,140	$13,766	$17,741	$17,152	$27,621	$32,663

Ratios to average net assets:[5]
Net investment income	5.01%	5.41%	5.12%	6.06%	4.29%	3.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.61%	1.66%	1.60%	1.64%	1.57%	1.60%
Interest and fees from borrowings	0.10%	0.10%	0.14%	0.64%	0.08%	0.02%
Interest and fees on short-term floating rate notes issued[6]	0.14%	0.16%	0.08%	0.32%	0.60%	0.69%

Total expenses	1.85%	1.92%	1.82%	2.60%	2.25%	2.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	1.92%	1.82%	2.60%	2.25%	2.31%

Portfolio turnover rate	8%	21%	16%	22%	34%	26%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.33	$11.98	$11.73	$10.61	$12.68	$13.22

Income (loss) from investment operations:
Net investment income[2]	.29	.60	.60	.58	.53	.47
Net realized and unrealized gain (loss)	.50	(.61)	.20	1.06	(2.12)	(.55)

Total from investment operations	.79	(.01)	.80	1.64	(1.59)	(.08)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.64)	(.55)	(.52)	(.48)	(.46)
Distributions from net realized gain	—	—	—	—	—	— [3]

Total dividends and/or distributions to shareholders	(.29)	(.64)	(.55)	(.52)	(.48)	(.46)

Net asset value, end of period	$11.83	$11.33	$11.98	$11.73	$10.61	$12.68

Total Return, at Net Asset Value[4]	7.10%	0.24%	7.17%	16.84%	(12.92)%	(0.62)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139,982	$126,880	$157,256	$158,179	$141,579	$163,976

Average net assets (in thousands)	$131,609	$130,387	$150,880	$122,746	$160,910	$142,905

Ratios to average net assets:[5]
Net investment income	5.08%	5.53%	5.19%	6.14%	4.35%	3.58%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.55%	1.52%	1.56%	1.52%	1.57%
Interest and fees from borrowings	0.10%	0.10%	0.14%	0.64%	0.08%	0.02%
Interest and fees on short-term floating rate notes issued[6]	0.14%	0.16%	0.08%	0.32%	0.60%	0.69%

Total expenses	1.77%	1.81%	1.74%	2.52%	2.20%	2.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.77%	1.81%	1.74%	2.52%	2.20%	2.28%

Portfolio turnover rate	8%	21%	16%	22%	34%	26%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]	Period Ended
Class Y	(Unaudited)	September 30, 2011[2]

Per Share Operating Data
Net asset value, beginning of period	$11.34	$10.46

Income (loss) from investment operations:
Net investment income[3]	.35	.47
Net realized and unrealized gain	.49	.91

Total from investment operations	.84	1.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.50)
Distributions from net realized gain	—	—

Total dividends and/or distributions to shareholders	(.35)	(.50)

Net asset value, end of period	$11.83	$11.34

Total Return, at Net Asset Value[4]	7.52%	13.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,728	$5,986

Average net assets (in thousands)	$17,298	$4,972

Ratios to average net assets:[5]
Net investment income	6.02%	6.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.54%	0.54%
Interest and fees from borrowings	0.10%	0.10%
Interest and fees on short-term floating rate notes issued[6]	0.14%	0.16%

Total expenses	0.78%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.80%

Portfolio turnover rate	8%	21%

1.	March 30, 2012 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from January 31, 2011 (inception of offering) to September 30, 2011.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free New York Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may
37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$11,726,978
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on
38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the
39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders there of. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate
40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

to do so. As of March 30, 2012, the Fund’s maximum exposure under such agreements is estimated at $132,405,000.
     When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 30, 2012, municipal bond holdings with a value of $318,597,744 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $184,815,000 in short-term floating rate securities issued and outstanding at that date.
At March 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,240,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	9.052%	8/15/35	$3,037,754
5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	8.626	8/15/40	6,138,500
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	8.192	1/15/44	16,713,600
10,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	8.894	1/15/46	12,078,600
6,670,000	NYC GO DRIVERS	12.913	11/15/31	9,758,343
2,750,000	NYC GO ROLs	14.974	3/1/26	4,187,370
3,750,000	NYC GO ROLs[3]	15.876	4/1/36	5,637,000
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	16.311	6/15/40	15,259,600
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	17.892	6/15/37	5,641,584
10,000,000	NYC Transitional Finance Authority ROLs[3]	7.974	1/15/29	11,521,400
10,000,000	NYS DA (Personal Income Tax) DRIVERS	7.819	9/15/31	11,359,200
6,670,000	NYS DA (State Personal Income Tax Authority)	13.239	3/15/36	9,891,010
11,665,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	11.815	8/1/57	13,333,212
3,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.633	8/1/57	4,586,790
3,765,000	SONYMA ROLs	10.191	10/1/39	4,638,781

				$133,782,744

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $184,815,000 or 12.53% of its total assets as of March 30, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost	$6,830,737
Market Value	$3,878,722
Market Value as a % of Net Assets	0.31%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and
42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2011, the Fund utilized $124,290 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2016	$6,626,486
2017	26,431,288
2018	43,255,092
No expiration	30,109,113

Total	$106,421,979

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $76,312,866 expiring in 2018 and $30,109,113 which will not expire. During the six months ended March 30, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,273,785,167 [1]

Gross unrealized appreciation	$82,084,294
Gross unrealized depreciation	(118,146,457)

Net unrealized depreciation	$(36,062,163)

1.	The Federal tax cost of securities does not include cost of $187,776,478, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding
43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 30, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,718
Payments Made to Retired Trustees	14,130
Accumulated Liability as of March 30, 2012	96,601
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash
44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the
45 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee
46 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,078,749,637	$22,998	$1,078,772,635
U.S. Possessions	—	346,726,847	—	346,726,847

Total Assets	$—	$1,425,476,484	$22,998	$1,425,499,482

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012		Year Ended September 30, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	7,607,748	$88,390,832	10,357,987	$112,992,433
Dividends and/or distributions reinvested	2,096,533	24,254,499	4,348,527	47,191,602
Redeemed	(7,690,331)	(88,548,553)	(22,638,129)	(245,559,914)

Net increase (decrease)	2,013,950	$24,096,778	(7,931,615)	$(85,375,879)

Class B
Sold	77,605	$897,642	113,843	$1,251,560
Dividends and/or distributions reinvested	21,839	252,580	54,623	592,414
Redeemed	(263,344)	(3,065,646)	(501,832)	(5,433,284)

Net decrease	(163,900)	$(1,915,424)	(333,366)	$(3,589,310)

Class C
Sold	1,328,970	$15,439,795	1,516,382	$16,493,732
Dividends and/or distributions reinvested	209,718	2,427,452	460,643	4,998,327
Redeemed	(902,230)	(10,388,284)	(3,909,147)	(42,302,402)

Net increase (decrease)	636,458	$7,478,963	(1,932,122)	$(20,810,343)

Class Y
Sold	1,463,927	$16,658,614	747,166	$7,828,272
Dividends and/or distributions reinvested	19,126	222,347	20,053	220,490
Redeemed	(175,003)	(2,035,038)	(239,091)	(2,639,997)

Net increase	1,308,050	$14,845,923	528,128	$5,408,765

1.	For the year ended September 30, 2011, for Class A, B, and C shares, and for the period from January 31, 2011 (inception of offering) to September 30, 2011 for Class Y shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$169,087,720	$102,860,057
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5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $190,721 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class B	$1,624,885
Class C	2,444,538
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

March 30, 2012	$80,416	$5,722	$8,621	$13,025
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended March 30, 2012, the Manager reimbursed the Fund $29,479 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to December 1, 2011. Effective December 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings.
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The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2824% as of March 30, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 30, 2012 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 30, 2012, the Fund had borrowings outstanding at an interest rate of 0.2824%. Details of the borrowings for the six months ended March 30, 2012 are as follows:

Average Daily Loan Balance	$14,065,027
Average Daily Interest Rate	0.241%
Fees Paid	$676,512
Interest Paid	$15,875
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended March 30, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended March 30, 2012.
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8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds — including the Fund — advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
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CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of March 30, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of March 30, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	5.8%	0.0%	5.8%
AA	23.3	0.0	23.3
A	11.7	0.3	12.0
BBB	29.9	4.5	34.4
BB or lower	14.3	10.2	24.5

Total	85.0%	15.0%	100.0%

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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
56 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.
57 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
58 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol. We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
59 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT — Free New York Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2012